Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)
€ in Millions, £ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 19,070				$ 17,719
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	19,024				17,703
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,250
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,250m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,250
Other equity instruments	0				2,250
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,450
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,450m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,450
Other equity instruments	2,450				2,450
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 3,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
$3,000m issued at 6.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 3,000
Other equity instruments	3,000				3,000
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,800
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
$1,800m issued at 6.500% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,800
Other equity instruments	1,800				1,800
$1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,500
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%
$1,500m issued at 4.600% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,500
Other equity instruments	1,500				1,500
$1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%
$1,000m issued at 4.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments	1,000				1,000
$1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
$1,000m issued at 4.700% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,000
Other equity instruments	1,000				1,000
$2,000m issued at 8.000%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,000
Other equity instruments interest rate	8.00%	8.00%	8.00%	8.00%
$2,000m issued at 8.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 2,000
Other equity instruments	$ 1,980				1,980
$1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
$1,250m issued at 4.750% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY) | €			€ 1,250
Other equity instruments	$ 1,422				1,422
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY) | £				£ 1,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
£1,000m issued at 5.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY) | £				£ 1,000
Other equity instruments	$ 1,301				1,301
$1,350m issued at 6.875%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,350
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
$1,350m issued at 6.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,350
Other equity instruments	1,337				0
$1,150m issued at 6.950%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,150
Other equity instruments interest rate	6.95%	6.95%	6.95%	6.95%
$1,150m issued at 6.950% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)	$ 1,150
Other equity instruments	$ 1,138				0
SGD 1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Original nominal amount (LCY)		$ 1,500
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
SGD 1,500m issued at 5.250% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 1,096				$ 0